Asset Retirement Obligations - Summary of Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Roll Forward Analysis Roll Forward
Asset retirement obligations at beginning of period	$ 101,436	$ 93,031	$ 83,696
Liabilities added from acquisitions or drilling	5,815	2,116	5,967
Liabilities removed upon sale of wells			(1,795)
Liabilities settled	(651)	(20)	(91)
Accretion expense	5,773	4,988	4,458
Revision of estimates	329	1,321	796
Asset retirement obligations at end of period	$ 112,702	$ 101,436	$ 93,031